Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Movements in Asset Retirement Obligations (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of asset retirement obligations [abstract]
Beginning balance	$ 17,887,991	$ 15,816,744
Business combination	0	0
Effect of translation	(910,181)	374,418
Increase of the year	1,273,201	2,412,908
Applications payments	(148,634)	(593,644)
Applications reversals	(1,350,154)	(122,435)
Ending balance	$ 16,752,223	$ 17,887,991